Subsequent events (Narrative) (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share shares	Oct. 31, 2018 CAD ($) share shares	Oct. 31, 2017 USD ($) share	Oct. 31, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures	$ 2,476,571		$ 2,489,017
Repayments of borrowings, classified as financing activities	662,080		581,618	$ 260,428
Proceeds from private placements	$ 866,200		$ 719,403	$ 861,273
Number of share options expired in share-based payment arrangement | share	2,545,000	2,545,000	690,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures	$ 383,600
Repayments of borrowings, classified as financing activities	75,600	$ 106,500
Convertible debentures, converted amount	$ 219,747
Shares issued on conversion of convertible debenture (Shares) | shares	12,382,097	12,382,097
Proceeds from private placements	$ 71,000
Shares issued for private placement | shares	1,665,789	1,665,789
Number of share options expired in share-based payment arrangement | share	350,000	350,000